Critical Accounting Estimates - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of changes in accounting estimates [line items]
Estimation of lower percentage of total cost of work in progress	10.00%
Estimation of higher percentage of total cost of work in progress	10.00%
Estimation of revenue recognition increased	$ 299.2
Estimation of revenue recognition decreased	354.9
Higher or lower of deferred tax expense	$ 141.3
Percentage of devaluation or appreciation against dollar in relation to actual exchange	10.00%
Post employment benefit expense defined benefit plans	$ 36.1	$ 46.0
Increase of 0.5% post employment medical benefit plan [member]
Disclosure of changes in accounting estimates [line items]
Post employment benefit expense defined benefit plans	$ 3.1
Actuarial assumption Of medical cost trend rates	0.50%
Increase of 1% post employment medical benefit plan [member]
Disclosure of changes in accounting estimates [line items]
Post employment benefit expense defined benefit plans	$ 6.6
Actuarial assumption Of medical cost trend rates	1.00%
Reduce of 1% post employment medical benefit plan [member]
Disclosure of changes in accounting estimates [line items]
Post employment benefit expense defined benefit plans	$ 5.3
Actuarial assumption Of medical cost trend rates	1.00%
Actuarial assumption of discount rates [member]
Disclosure of changes in accounting estimates [line items]
Post employment benefit expense defined benefit plans	$ 2.8
Actuarial assumption Of medical cost trend rates	0.50%